PROVISIONS	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS

	Notes	December 31, 2020	December 31, 2019
Asset retirement obligations	(a)	$380.0	$368.4
Other		14.7	11.0
		$394.7	$379.4
Current portion of provisions		$6.7	$4.8
Non-current provisions		388.0	374.6
		$394.7	$379.4
(a)    Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the mine life, changes in discount rates, changes in approved closure plans, changes in estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2020	2019
Balance, beginning of the year		$368.4	$327.6
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	12	7.6	21.5
Changes in asset retirement obligations at closed sites	31	6.1	21.0
Accretion expense	32	0.1	0.7
Disbursements		(2.2)	(2.4)
Balance, end of the year		$380.0	$368.4
Less current portion		(6.7)	(4.8)
Non-current portion		$373.3	$363.6
As at December 31, 2020, the Company had letters of credit in the amount of $1.7 million to guarantee certain environmental indemnities (December 31, 2019 - $0.4 million). In addition, the Company had restricted cash of $38.6 million (December 31, 2019 - $28.1 million) to guarantee the environmental indemnities related to the Essakane mine (note 7).
As at December 31, 2020, the Company had uncollateralized surety bonds outstanding of C$167.4 million ($131.2 million; December 31, 2019 - C$151.0 million ($116.5 million)) to guarantee the environmental indemnities related to the Doyon division. The increase was primarily due to the second and final installment for additional collateral requirements in the first quarter 2020 pursuant to the new closure plan for the Westwood mine approved by the Government of Quebec in the first quarter 2018 (note 19(d)).
As at December 31, 2020, the Company had uncollateralized surety bonds outstanding of C$47.9 million ($37.6 million; December 31, 2019 - C$47.9 million ($36.9 million)) to guarantee the environmental indemnities of the Côté Gold Project. The collateral requirements for the Côté Gold Project are pursuant to a closure plan approved by the Government of Ontario in the fourth quarter 2018 (note 19(d)).
As at December 31, 2020, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2021	$4.7	$3.1
2022	11.7	3.1
2023	16.9	—
2024	11.9	—
2025	3.1	—
2026 onwards	158.0	187.0
	$206.3	$193.2
1Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2020, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Rosebel mine	$—	$104.4	2021-2063
Essakane mine	—	88.8	2021-2073
Doyon division, including Westwood mine	198.6	—	2021-2053
Other Canadian sites	7.7	—	2021-2119
	$206.3	$193.2
(b)Provisions for litigation claims and regulatory assessments
The Office of the Attorney General of Burkina Faso has commenced proceedings against IAMGOLD Essakane S.A. and certain of its employees relating to its practice of exporting carbon fines containing gold and silver from Burkina Faso to a third-party facility in Canada for processing and eventual sale. Upon the sale of the gold and silver extracted from the carbon fines, IAMGOLD Essakane has paid (and will pay in respect to the 2018 shipment when released) the same royalty as applicable under the Burkina Faso Mining Code to other gold and silver produced by Essakane. The proceedings are in respect of a number of alleged offences by IAMGOLD Essakane S.A. and certain of its employees from 2015 through 2018, and include allegations of misrepresenting the presence of government officials at the time of packaging and weighing, misrepresenting the amounts of gold and silver contained in the carbon fines to be exported by using false moisture rates and non-compliant weighing equipment, and failing to comply with customs and exchange control regulations. The Company completed an internal review and, at this stage, other than in respect of certain notification and other regulatory violations, the Company believes it will be in a position to vigorously defend the various allegations. Moreover, to the extent that any of its estimates in terms of weight, moisture levels or gold and silver contained in such carbon fines may have been inaccurate, the estimates were made in good faith and the total royalty amounts paid to the Government of Burkina Faso in respect of the gold and silver contained in the relevant shipments and processed for IAMGOLD Essakane S.A. at the third-party facility were nevertheless correct as they were based on the final estimations of gold and silver contained in the carbon fines received by the third-party facility.
Since IAMGOLD Essakane has only been provided with a limited evidentiary basis for the allegations, no amounts have been recorded for any potential liability arising from the proceedings, as the Company cannot predict the outcome and any resulting penalties with any certainty.